Restricted Assets	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Restricted Assets

44.	RESTRICTED ASSETS
As of December 31, 2025 and 2024, the following Bank’s assets are restricted:

Composition	12/31/2025	12/31/2024
Cash and deposits in banks
• Fondos de Riesgo Fintech SGR and Alianza SGR – Deposits in other entities (1).	604	5,157

Subtotal cash and deposits in Banks	604	5,157

Composition (contd.)	12/31/2025	12/31/2024
Debt securities at fair value through profit or loss and Other debt securities
• Fondos de Riesgo Fintech SGR and Alianza SGR – Debt securities at fair value through profit or loss (1).	58,174,674	52,347,711
• Argentine Treasury Bonds in pesos zero coupon adjusted by CER, maturity 12/15/2026 and Argentine Treasury Bonds in pesos zero coupon adjusted by CER, maturity 06/30/2027, to guarantee BYMA Compensated Operations Forward.	47,364,324
• Discount Bonds in pesos regulated by Argentine Law, maturity 2033, to guarantee the Credit Program for Production Reactivation of the Province of San Juan.	1,552,393	2,651,365
• Discount Bonds in pesos regulated by Argentine Law, maturity 2033 for the minimum statutory guarantee account required for Agents to act in the new categories contemplated under CNV Resolution No. 622/2013, as amended.	1,269,066	1,427,380
• Argentine Treasury Bonds in pesos zero coupon adjusted by CER, maturity 12/15/2026, as of December 31, 2025, and Argentine Treasury Bonds in pesos adjusted by CER 4.25%, maturity 02/14/2025, as of December 31, 2024, for the contribution to the Guarantee Fund II in BYMA according to section 45, Law 26831 and supplementary regulations established by CNV Rules (NT 2013, as amended).	123,101	26,702
• Argentine Treasury Bonds in pesos adjusted by CER 2%, maturity 11/09/2026, to guarantee the Credit Program for Production Reactivation of the Province of San Juan.		488,826
• Other.	1,488,192	1,885,747

Subtotal Debt securities at fair value through profit or loss and Other debt securities	109,971,750	58,827,731

Other financial assets
• Interests derived from contributions made as protector partner (2).	35,005,056	35,765,792
• Fondos de Riesgo Fintech SGR and Alianza SGR – Mutual fund shares (1).	6,814,925	5,388,890
• Financial instruments for minimum statutory guarantee account required for Agents to act in the new categories contemplated under CNV Resolution No. 622/2013, as amended.	1,738,561	1,559,235
• Sundry debtors – other.		1,203,116
• Sundry debtors – attachment within the scope of the claim filed by the DGR of the CABA for turnover tax differences.	827	1,088

Subtotal Other financial assets	43,559,369	43,918,121

Loans and other financing
• Fondos de Riesgo Fintech SGR and Alianza SGR – Loans and other financing (1).	6,357,488	1,609,903

Subtotal Loans and other financing	6,357,488	1,609,903

Financial assets delivered as a guarantee
• Special guarantee checking accounts opened in the BCRA for transactions related to the electronic clearing houses and similar entities.	186,551,425	182,321,277
• Guarantee deposits related to credit and debit card transactions.	98,839,122	89,866,703
• For securities forward contracts.		30,291,311
• Other guarantee deposits.	61,809,446	22,571,959

Subtotal Financial assets delivered as guarantee	347,199,993	325,051,250

Other non-financial assets
• Fondos de Riesgo Fintech SGR and Alianza SGR – Other non-financial assets (1).	28,085	28,849

Subtotal Other non-financial assets	28,085	28,849

Total	507,117,289	429,441,011

(1)
According to Law 24467, as amended, and Fintech SGR
by-laws
and Alianza SGR
by-laws,
these entities have a risk fund (“Fondo de Riesgo”) which its main objective is to cover the guarantees granted to the protector partners and third parties. The assets of the risk fund could only be applied to partners’ withdrawals, to cover guarantees and other direct expenses.

(2)
As of December 31, 2025 and 2024, it corresponds to contributions to the risk funds Fintech SGR, Alianza SGR and Innova SGR. In order to maintain the tax benefits related to these contributions, they must remain between two and three years from the date they were made.